Non-Controlling interests (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Non-controlling Interest
The information related to each of the subsidiaries of the Group that has material NCI as of December 31, 2020 is sum
m
arized below:

	Taca International Airlines S.A.	Avianca Costa Rica S.A.	Other individually subsidiaries	Total
Percentage non-controlling interest	3.17%	7.58%

Current assets	$152,300	$43,954	$294,413	$490,667
Non-current assets	405,380	53,669	3,494,626	3,953,675
Current liabilities	(365,984)	(24,026)	(2,566,719)	(2,956,729)
Non-current liabilities	(179,468)	(3,760)	(1,317,552)	(1,500,780)

Net assets	12,228	69,837	(95,232)	(13,167)

Net profit (loss)	(4,592)	(3,095)	487	(7,200)
Other comprehensive income	$(307)	$(1,141)	$2,035	$587
The information related to each of the subsidiaries of the Group that has material NCI as of December 31, 2019 is summarized below:

	LifeMiles Ltd.	Taca International Airlines S.A.	Avianca Costa Rica S.A.	Other individually subsidiaries	Total
Percentage non-controlling interest	30.00%	3.17%	7.58%

Current assets	$52,807	$30,762	$28,747	$7,274	$119,590
Non-current assets	20,168	14,113	5,470	5,345	45,096
Current liabilities	(94,047)	(18,421)	(34,584)	(5,492)	(152,544)
Non-current liabilities	(172,582)	(37,848)	(806)	(3,072)	(214,308)

Net assets	(193,654)	(11,394)	(1,173)	4,055	(202,166)

Net profit (loss)	26,829	(3,524)	(4,066)	478	19,717
Other comprehensive income	$(163)	$7	$(25)	$3	$(178)

Summary of Transactions Related to Acquisition of Non Controlling Interest
The book value of LifeMiles’ equity (deficit) in the group’s consolidated financial statements was $ (
652,040
)

Book value of the acquired non-controlling interest ($652,040*30%)	$(195,612)
Consideration paid of acquired non-controlling interest	(200,000)

Increase in accumulated losses attributable to the Group	$(395,612)